Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment consist of the following:

	December 31, 2021	December 31, 2020

Office and electronic equipment	$355,937	$344,605
Vehicle	744,581	278,534
Furniture and leasehold improvement	29,498	19,699
Office building	9,238,795	-
Less: accumulated depreciation	(464,522)	(270,623)
Total	$9,904,289	$372,215

Depreciation expense for the years ended December 31, 2021 and 2020 amounted to $186,551, and $122,409, respectively.